Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Deferred and refundable income taxes	$ 992	$ 877	$ 979
Noncurrent deferred and refundable income taxes	1,267	456	1,863
Total deferred tax assets	2,259	1,333	2,842
Deferred tax liabilities
Other current liabilities	62	86	66
Other liabilities	414	447	484
Deferred income taxes-net	$ 1,783	$ 800	$ 2,292